Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	12,879,428	11,217,324
Common stock, shares outstanding	12,879,428	11,217,324
Common stock issuable, shares	383,343	383,343
Convertible Debt [Member]
Accrued interest payable	$ 11,537	$ 11,137
Bridge Notes Payable [Member]
Accrued interest payable		25,624
Acquisition Note Payable [Member]
Accrued interest payable	162,300	73,973
Government Assistance Note Payable [Member]
Accrued interest payable	$ 25,321	$ 9,942